UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

The Prudential Investment Portfolios, Inc.

JennisonDryden Conservative Allocation Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	79,759	$1,590,388
Dryden Government Income Fund, Inc. (Class Z)	1,744,269	15,262,354
Dryden High Yield Fund, Inc. (Class Z)	311,281	1,652,905
Dryden International Equity Fund (Class Z)	407,368	3,287,457
Dryden Mid Cap Value Fund (Class Z)	76,558	973,050
Dryden Short-Term Corporate Bond Fund (Class Z)	1,345,283	14,596,316
Dryden US Equity Active Extension Fund (Class Z)	283,730	2,499,659
Jennison 20/20 Focus Fund (Class Z)	169,161	2,706,577
Jennison Growth Fund (Class Z)	194,373	3,327,671
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	44,635	1,120,794
Jennison Natural Resources Fund, Inc. (Class Z)	15,575	1,143,378
Jennison Value Fund (Class Z)	312,291	5,268,348

TOTAL LONG-TERM INVESTMENTS (cost $53,230,688)		53,428,897

SHORT-TERM INVESTMENT 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $774,068)	774,068	774,068

TOTAL INVESTMENTS(b) 99.9% (cost $54,004,756)(c)		54,202,965
Other assets in excess of liabilities 0.1%		76,901

NET ASSETS 100.0%		$54,279,866

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$54,433,698	$1,213,012	$(1,443,745)	$(230,733)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Moderate Allocation Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	238,112	$4,747,948
Dryden Government Income Fund, Inc. (Class Z)	2,062,340	18,045,475
Dryden High Yield Fund, Inc. (Class Z)	542,898	2,882,789
Dryden International Equity Fund (Class Z)	1,773,604	14,312,985
Dryden Mid Cap Value Fund (Class Z)	170,150	2,162,600
Dryden Short-Term Corporate Bond Fund (Class Z)	1,641,302	17,808,128
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(a)	225,608	4,130,880
Dryden US Equity Active Extension Fund (Class Z)	965,375	8,504,949
Jennison 20/20 Focus Fund (Class Z)	593,365	9,493,838
Jennison Equity Opportunity Fund (Class Z)	187,670	2,420,944
Jennison Growth Fund (Class Z)	572,392	9,799,349
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	191,029	4,796,751
Jennison Natural Resources Fund, Inc.(Class Z)	53,299	3,912,699
Jennison Value Fund (Class Z)	838,677	14,148,482

TOTAL LONG-TERM INVESTMENTS (cost $114,706,195)		117,167,817

SHORT-TERM INVESTMENT — 1.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,390,687)	1,390,687	1,390,687

TOTAL INVESTMENTS(b) — 100.0% (cost $116,096,882)(c)		118,558,504
Other assets in excess of liabilities		35,831

NET ASSETS — 100.0%		$118,594,335

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 116,747,558	$6,453,389	$(4,642,443)	$1,810,946

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

JennisonDryden Growth Allocation Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%
Affiliated Registered Investment Companies
Dryden Global Real Estate Fund (Class Z)	219,768	$4,382,171
Dryden International Equity Fund (Class Z)	1,757,731	14,184,889
Dryden Mid Cap Value Fund (Class Z)	110,517	1,404,667
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)(a)	327,448	5,995,565
Dryden Total Return Bond Fund, Inc. (Class Z)	419,063	5,179,613
Dryden US Equity Active Extension Fund (Class Z)	798,603	7,035,694
Jennison 20/20 Focus Fund (Class Z)	460,489	7,367,821
Jennison Equity Opportunity Fund (Class Z)	167,923	2,166,207
Jennison Growth Fund (Class Z)	485,551	8,312,636
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	118,057	2,964,407
Jennison Natural Resources Fund, Inc. (Class Z)	44,965	3,300,860
Jennison Value Fund (Class Z)	602,694	10,167,452

TOTAL LONG-TERM INVESTMENTS
(cost $71,626,443)		72,461,982

SHORT-TERM INVESTMENT 1.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $881,516)	881,516	881,516

TOTAL INVESTMENTS(b) 100.2% (cost $72,507, 959)(c)		73,343,498
Liabilities in excess of other assets (0.2%)		(129,814)

NET ASSETS 100.0%		$73,213,684

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 73,012,261	$4,112,511	$(3,781,274)	$331,237

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Growth Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS
Aerospace & Defense 3.2%
620,300	Raytheon Co.	$34,910,484
714,000	United Technologies Corp.	44,053,800

		78,964,284

Beverages 3.2%
913,200	Coca-Cola Co. (The)	47,468,136
514,700	PepsiCo, Inc.	32,729,773

		80,197,909

Biotechnology 7.9%
518,800	Celgene Corp.(a)	33,135,756
695,300	Genentech, Inc.(a)	52,773,270
2,092,400	Gilead Sciences, Inc.(a)	110,792,580

		196,701,606

Capital Markets 4.3%
2,300,800	Charles Schwab Corp. (The)(b)	47,258,432
204,700	Goldman Sachs Group, Inc. (The)	35,802,030
697,800	Lazard Ltd. (Class A Stock)	23,829,870

		106,890,332

Chemicals 3.6%
715,400	Monsanto Co.(b)	90,455,176

Communications Equipment 8.3%
3,030,400	Cisco Systems, Inc.(a)	70,487,104
1,280,100	Nokia Oyj, ADR (Finland)	31,362,450
1,007,300	QUALCOMM, Inc.	44,693,901
514,300	Research In Motion Ltd.(a)	60,121,670

		206,665,125

Computers & Peripherals 6.7%
561,200	Apple, Inc.(a)	93,967,328
1,483,900	Hewlett-Packard Co.	65,603,219
299,500	NetApp, Inc.(a)	6,487,170

		166,057,717

Diversified Financial Services 0.6%
300,600	NYSE Euronext(b)	15,228,396

Electrical Equipment 1.6%
1,409,300	ABB Ltd., ADR (Switzerland)(a)	39,911,376

Energy Equipment & Services 7.5%
177,300	First Solar, Inc.(a)	48,370,986
1,282,100	Halliburton Co.(b)	68,041,047
638,900	Schlumberger Ltd.(b)	68,637,027

		185,049,060

Food & Staples Retailing 5.0%
572,000	Costco Wholesale Corp.	40,120,080
1,065,800	CVS/Caremark Corp.	42,173,706
736,200	Wal-Mart Stores, Inc.	41,374,440

		123,668,226

Healthcare Equipment & Supplies 4.8%
370,900	Alcon, Inc.	60,378,811
903,300	Baxter International, Inc.	57,757,002

		118,135,813

Healthcare Providers & Services 1.2%
634,600	Medco Health Solutions, Inc.(a)	29,953,120

Hotels, Restaurants & Leisure 1.3%
158,600	Las Vegas Sands Corp.(a)(b)	7,523,984
947,800	Marriott International, Inc. (Class A Stock)(b)	24,870,272

		32,394,256

Household Products 1.9%
691,200	Colgate-Palmolive Co.	47,761,920

Industrial Conglomerates 1.0%
408,600	McDermott International, Inc.(a)	25,288,254

Internet & Catalog Retail 2.6%
895,000	Amazon.com, Inc.(a)(b)	65,630,350

Internet Software & Services 5.4%
860,700	Akamai Technologies, Inc.(a)(b)	29,943,753
196,700	Google, Inc. (Class A Stock)(a)	103,546,814

		133,490,567

IT Services 4.1%
1,132,300	Infosys Technologies Ltd., ADR (India)(b)	49,209,758
643,200	Visa, Inc. (Class A Stock)(a)	52,298,592

		101,508,350

Life Sciences, Tools & Services 1.8%
809,000	Thermo Fisher Scientific, Inc.(a)	45,085,570

Media 1.9%
1,539,600	Walt Disney Co. (The)(b)	48,035,520

Multiline Retail 0.4%
905,400	Saks, Inc.(a)(b)	9,941,292

Oil, Gas & Consumable Fuels 3.5%
600,300	Occidental Petroleum Corp.(b)	53,942,958
687,800	Southwestern Energy Co.(a)	32,746,158

		86,689,116

Pharmaceuticals 8.4%
987,500	Abbott Laboratories	52,307,875
874,700	Elan Corp. PLC, ADR (Ireland)(a)(b)	31,095,585
1,181,500	Mylan, Inc.(b)	14,260,705
327,200	Roche Holding AG, ADR (Switzerland)	29,297,488
855,500	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	39,181,900
889,100	Wyeth	42,641,236

		208,784,789

Semiconductors & Semiconductor Equipment 2.2%
317,400	Linear Technology Corp.	10,337,718
1,451,200	NVIDIA Corp.(a)	27,166,464
573,600	Texas Instruments, Inc.	16,152,576

		53,656,758

Software 3.5%
1,207,900	Adobe Systems, Inc.(a)	47,579,181
1,394,100	Microsoft Corp.	38,351,691

		85,930,872

Textiles, Apparel & Luxury Goods 1.9%
507,700	Coach, Inc.(a)(b)	14,662,376
523,500	Nike, Inc. (Class B Stock)(b)	31,205,835

		45,868,211

	TOTAL LONG-TERM INVESTMENTS (cost $1,850,646,149)	2,427,943,965

SHORT-TERM INVESTMENT 18.1%
AFFILIATED MONEY MARKET MUTUAL FUND
450,029,728	Dryden Core Investment Fund - Taxable Money Market Series (cost $450,029,728; includes $415,534,016 of cash collateral received from securities on loan)(c)(d)	450,029,728

	TOTAL INVESTMENTS 115.9% (cost $2,300,675,877)(e)	2,877,973,693
	Liabilities in excess of other assets (15.9%)	(394,499,069)

	NET ASSETS 100.0%	$2,483,474,624

The following abbreviation is used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $397,541,265; cash collateral of $415,534,016 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 2,349,030,380	$617,726,890	$(88,783,577)	$528,943,313

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS 96.2%
Aerospace & Defense 1.4%
109,800	Honeywell International, Inc. .	$5,520,744

Airlines 0.4%
467,900	JetBlue Airways Corp.(a)(b)	1,745,267

Biotechnology 1.2%
108,100	Amgen, Inc.(a)	5,097,996

Capital Markets 7.6%
112,704	Bank of New York Mellon Corp. (The)(b)	4,263,592
451,000	Charles Schwab Corp. (The)	9,263,540
146,100	Eaton Vance Corp.	5,808,936
196,300	KKR Private Equity Investors LP, RDU, Private Placement, 144A (cost $4,892,132; purchased 05/03/06 – 05/05/06)(f)(g)	2,502,825
128,500	Lazard Ltd., “Class A”	4,388,275
163,900	Merrill Lynch & Co., Inc.(b)	5,197,269

		31,424,437

Chemicals 2.7%
181,100	E.I. du Pont de Nemours & Co.	7,767,379
163,700	Nalco Holdings Co.	3,462,255

		11,229,634

Commercial Services & Supplies 3.7%
387,400	Allied Waste Industries, Inc.(a)	4,888,988
83,800	Manpower, Inc.	4,880,512
149,700	Waste Management, Inc.	5,645,187

		15,414,687

Communications Equipment 4.4%
190,600	Cisco Systems, Inc.(a)	4,433,356
376,200	Motorola, Inc.	2,761,308
255,700	Nokia OYJ, ADR (Finland)	6,264,650
108,100	QUALCOMM, Inc.	4,796,397

		18,255,711

Computers & Peripherals 1.6%
95,600	Diebold, Inc.	3,401,448
149,500	NetApp, Inc.(a)	3,238,170

		6,639,618

Consumer Finance 2.0%
424,200	SLM Corp.(a)(b)	8,208,270

Containers & Packaging 1.0%
1,046,900	Smurfit-Stone Container Corp.(a)(b)	4,260,883

Diversified Consumer Services 3.5%
189,300	Career Education Corp.(a)(b)	2,765,673
381,000	H&R Block, Inc.	8,153,400
101,600	Weight Watchers International, Inc.	3,617,976

		14,537,049

Diversified Financial Services 0.8%
186,800	Citigroup, Inc.	3,130,768

Energy Equipment & Services 2.8%
73,500	Exterran Holdings, Inc.(a)(b)	5,254,515
58,600	Schlumberger Ltd.	6,295,398

		11,549,913

Food & Staples Retailing 3.6%
240,000	Kroger Co. (The)	6,928,800
137,700	Wal-Mart Stores, Inc.	7,738,740

		14,667,540

Food Products 2.7%
413,440	Cadbury PLC (United Kingdom)	5,185,967
302,600	ConAgra Foods, Inc.	5,834,128

		11,020,095
Hotels, Restaurants & Leisure 1.3%
508,200	Pinnacle Entertainment, Inc.(a)(b)	5,331,018

Household Durables 2.1%
186,700	Ryland Group, Inc.(b)	4,071,927
105,300	Sony Corp. (ADR)(Japan)(b)	4,605,822

		8,677,749
Household Products 1.3%
86,200	Kimberly-Clark Corp.	5,153,036

Independent Power Producers & Energy Traders 1.1%
108,400	NRG Energy, Inc.(a)(b)	4,650,360

Insurance 3.6%
156,100	Axis Capital Holdings Ltd.	4,653,341
127,800	StanCorp Financial Group, Inc.	6,001,488
9,418	White Mountains Insurance Group Ltd.	4,040,322

		14,695,151

Internet & Catalog Retail 1.5%
317,300	IAC/InterActiveCorp.(a)(b)	6,117,544

IT Services 1.2%
110,400	CACI International, Inc., "Class A" (a)(b)	5,053,008

Machinery 2.7%
154,100	Dover Corp.(b)	7,453,817
98,800	IDEX Corp.	3,639,792

		11,093,609

Media 8.5%
236,000	Discovery Holding Co., "Class A"(a)	5,182,560
127,537	Liberty Global Inc., “Series C” (a)	3,872,023
549,600	Pearson PLC (United Kingdom)	6,697,438
591,600	Radio One, Inc., “Series D” (a)(b)	763,164
231,000	Time Warner Cable, Inc. “Class A”(a)(b)	6,116,880
166,743	Viacom, Inc. "Class B" (a)	5,092,331
669,200	Warner Music Group Corp.	4,778,088
296,300	XM Satellite Radio Holdings, Inc. "Class A"(a)(b)	2,322,992

		34,825,476

Oil, Gas & Consumable Fuels 10.7%
180,000	Marathon Oil Corp.	9,336,600
156,400	Newfield Exploration Co.(a)	10,205,100
110,800	Occidental Petroleum Corp.	9,956,488
81,300	Peabody Energy Corp.	7,158,465
341,000	Talisman Energy, Inc.	7,546,330

		44,202,983

Paper & Forest Products 1.2%
898,700	Domtar Corp.(a)	4,897,915

Pharmaceuticals 10.0%
137,900	Abbott Laboratories	7,304,563
174,100	Barr Pharmaceuticals, Inc.(a)	7,848,428
130,500	Forest Laboratories, Inc.(a)	4,533,570
272,000	Pfizer, Inc.	4,751,840
242,100	Watson Pharmaceuticals, Inc.(a)(b)	6,577,857
213,900	Wyeth	10,258,645

		41,274,903

Real Estate Management & Development 0.9%
189,500	Forestar Real Estate Group, Inc.(a)(b)	3,609,975

Software 6.0%
292,200	Check Point Software Technologies Ltd.(a)	6,916,374
243,900	Fair Isaac Corp.(b)	5,065,803
252,500	Manhattan Associates, Inc.(a)(b)	5,991,825
341,900	Symantec Corp.(a)(b)	6,615,765

		24,589,767

Specialty Retail 0.8%
206,100	Gap, Inc. (The)(b)	3,435,687

Thrifts & Mortgage Finance 0.1%
124,200	Downey Financial Corp.(b)	344,034

Trading Companies & Distributors 2.2%
556,100	RSC Holdings Inc.(a)(b)	5,149,486
437,700	Aircastle Ltd.	3,681,057

		8,830,543
Wireless Telecommunication Services 1.6%
680,000	Sprint Nextel Corp.	6,460,000

	TOTAL LONG-TERM INVESTMENTS (cost $408,139,975)	395,945,370

SHORT-TERM INVESTMENT 25.9%
Affiliated Money Market Mutual Fund
106,845,474	Dryden Core Investment Fund - Taxable Money Market Series (cost $106,845,474; includes $86,346,982 of cash collateral received from securities on loan)(c)(d)	106,845,474

	TOTAL INVESTMENTS(e) 122.1% (cost $514,985,449)(h)	502,790,844
	Liabilities in excess of other assets (22.1%)	(90,994,126)

	NET ASSETS 100.0%	$411,796,718

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $81,287,465; cash collateral of $86,346,982 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of June 30, 2008, three securities valued at $14,386,230 and representing 3.5% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $4,892,132. The aggregate value of $2,502,825 is approximately 0.6% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$523,027,076	$46,623,160	$(66,859,392)	$(20,236,232)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc.

Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS 65.3%
Aerospace & Defense 2.0%
4,919	BAE Systems PLC	$43,176
37,554	Boeing Co.	2,468,049
5,606	European Aeronautic Defense and Space Co. (Netherlands)	105,625
37,300	Honeywell International, Inc.	1,875,444
20,629	Lockheed Martin Corp.	2,035,257
43,500	Northrop Grumman Corp.	2,910,150
30,600	Raytheon Co.	1,722,168
5,700	United Technologies Corp.	351,690

		11,511,559

Air Freight & Logistics 0.2%
7,500	CH Robinson Worldwide, Inc.(g)	411,300
11,400	United Parcel Service, Inc.	700,758

		1,112,058

Airlines
2,070	Deutsche Lufthansa AG (Germany)	44,600
13,000	Japan Airlines Corp. (Japan)(a)	27,301

		71,901

Auto Components 0.2%
1,000	Aisin Seiki Co. Ltd. (Japan)	32,773
300	Denso Corp. (Japan)	10,312
25,800	Johnson Controls, Inc.	739,943
793	Nokian Renkaat OYJ (Finland)	37,614
2,200	Tokai Rika Co. Ltd. (Japan)	45,477
300	Toyota Boshoku Corp. (Japan)	8,038
1,200	Toyota Industries Corp. (Japan)	38,424

		912,581

Automobiles 0.1%
570	Bayerische Motoren Werke AG (Germany)	27,387
2,277	Daimler AG (Germany)	140,945
6,836	Fiat SpA (Italy)	111,269
900	Honda Motor Co. Ltd. (Japan)	30,598
1,793	Peugeot SA (France)	96,844
470	Renault SA (France)	38,252
4,200	Toyota Motor Corp. (Japan)	198,163
31	Volkswagen AG (Germany)	8,931

		652,389

Beverages 1.4%
68,220	Coca-Cola Co. (The)	3,546,076
2,449	Coca-Cola Hellenic Bottling Co. SA (Greece)	66,630
1,028	Diageo PLC (United Kingdom)	18,834
4,000	Kirin Holdings Co. Ltd. (Japan)	62,457
27,500	Pepsi Bottling Group, Inc.	767,800
34,700	PepsiAmericas, Inc.	686,366
46,700	PepsiCo, Inc.	2,969,653

		8,117,816

Biotechnology 0.4%
41,800	Amgen, Inc.(a)	1,971,288
17,000	Cubist Pharmaceuticals, Inc.(a)(g)	303,620
4,800	Gilead Sciences, Inc.(a)	254,160

		2,529,068

Building Products
798	Cie de Saint-Gobain (France)	49,421
5,000	Nippon Sheet Glass Co. Ltd. (Japan)	24,721

		74,142

Capital Markets 1.4%
1,278	3i Group PLC (United Kingdom)	20,906
27,000	Ares Capital Corp.	272,160
6,400	Bank of New York Mellon Corp. (The)(g)	242,112
17,700	BGC Partners, Inc., Class A(a)	133,635
2,587	Credit Suisse Group (Switzerland)	117,752
10,000	Daiwa Securities Group, Inc. (Japan)	91,915
1,016	Deutsche Bank AG (Germany)	87,035
5,500	Franklin Resources, Inc.	504,075
13,615	Goldman Sachs Group, Inc.	2,381,264
15,800	Hercules Technology Growth Capital, Inc.	141,094
3,361	Investec PLC (United Kingdom)	20,465
319	Macquarie Group Ltd. (Australia)	14,875
1,517	Man Group PLC	18,740
3,300	MF Global Ltd.(a)	20,823
82,362	Morgan Stanley	2,970,796
9,200	MVC Capital, Inc.	125,948
13,600	State Street Corp.	870,264

		8,033,859

Chemicals 1.6%
517	Akzo Nobel (Netherlands)	35,380
2,502	BASF AG (Germany)	171,694
12,501	Celanese Corp.	570,796
8,000	Dainippon Ink & Chemicals, Inc. (Japan)	23,129
27,100	Dow Chemical Co. (The)	946,061
30,300	E.I. Du Pont de Nemours & Co.	1,299,567
1,700	Eastman Chemical Co.	117,062
234	K+S AG (Germany)	134,250
1,734	Koninklijke DSM NV (Netherlands)	101,633
2,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	14,428
16,300	Monsanto Co.	2,060,973

13,200	Mosaic Co. (The)(a)	1,910,040
2,000	Nippon Shokubai Co. Ltd. (Japan)	14,333
16,500	OM Group, Inc.(a)	541,035
240	Syngenta AG	77,753
21,400	Terra Industries, Inc.(g)	1,056,090
1,650	Yara International ASA (Norway)	145,721

		9,219,945

Commercial Banks 1.9%
1,316	Allied Irish Banks PLC (Ireland)	20,281
10,171	Banco Bilbao Vizcaya Argentaria SA (Spain)	193,796
16,630	Banco Santander Central Hispano SA (Spain)	303,400
16,570	Barclays PLC (United Kingdom)	94,009
18,800	BB&T Corp.(g)	428,076
1,869	BNP Paribas (France)	168,242
8,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	22,511
17,800	Central Pacific Financial Corp.	189,748
3,202	Commerzbank AG (Germany)	95,276
710	Commonwealth Bank of Australia (Australia)	27,341
1,841	Credit Agricole SA (France)	37,373
1,780	Danske Bank A/S (Denmark)	51,255
4,000	DBS Group Holdings Ltd. (Singapore)	55,448
1,866	Dexia SA (Belgium)	29,710
6,800	DnB NOR ASA (Norway)	86,388
473	Erste Bank der Oesterreichischen Sparjasseb AG (Austria)	29,253
42,700	Fifth Third Bancorp	434,686
10,246	HBOS PLC (United Kingdom)	56,095
13,784	HSBC Holdings PLC (United Kingdom)	212,239
24,600	Huntington Bancshares, Inc.(g)	141,942
154	Hypo Real Estate Holding AG (Germany)	4,306
15,245	Intesa Sanpaolo SpA (Italy)	78,555
335	KBC Groep NV (Belgium)	37,031
12,847	Lloyds TSB Group PLC (United Kingdom)	78,820
2,800	MainSource Financial Group, Inc.	43,400
10,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	88,619
8,000	Mitsui Trust Holdings, Inc. (Japan)	47,615
18	Mizuho Financial Group, Inc. (Japan)	84,080
3,397	National Australia Bank Ltd. (Australia)	86,298
14,048	National City Corp.(g)	67,009
15,300	Oriental Financial Group (Puerto Rico)	218,178
25,400	Provident Bankshares Corp.(g)	162,052
123,600	Regions Financial Corp.(g)	1,348,477
45	Resona Holdings, Inc. (Japan)	69,078
35,690	Royal Bank of Scotland Group PLC (United Kingdom)	151,937
3	Sapporo Hokuyo Holdings, Inc. (Japan)	20,285
1,900	Skandinaviska Enskilda Banken, Class A (Sweden)	35,053
833	Societe Generale (France)	72,220
1,100	Swedbank AB (Sweden)	21,135
3,800	Taylor Capital Group, Inc.	28,462
16,008	U.S. Bancorp.	446,464
16,297	UniCredito Italiano SpA (Italy)	99,132
37,500	Wachovia Corp.(g)	582,376
129,075	Wells Fargo & Co.(g)	3,065,532
2,855	Westpac Banking Corp. (Australia)	54,739
48,500	Zions Bancorporation(g)	1,527,266

		11,195,188

Commercial Services & Supplies 0.2%
1,000	Dai Nippon Printing Co. Ltd. (Japan)	14,738
2,014	Hays PLC (United Kingdom)	3,611
14,200	PeopleSupport, Inc.(a)(g)	120,700
8,800	R. R. Donnelley & Sons Co.	261,272
9,000	Toppan Printing Co. Ltd.	99,082
15,567	Waste Management, Inc.	587,032

		1,086,435

Communications Equipment 1.6%
36,500	Avocent Corp.(a)	678,900
66,300	Ciena Corp.(a)(g)	1,536,171
102,666	Cisco Systems, Inc.(a)	2,388,011
2,400	Corning, Inc.	55,320
13,300	Emulex Corp.(a)(g)	154,945
8,807	Nokia Corp. (Finland)	215,269
96,100	QUALCOMM, Inc.	4,263,957

		9,292,573

Computers & Peripherals 2.9%
12,700	Apple, Inc.(a)	2,126,488
52,500	Dell, Inc.(a)(g)	1,148,700
17,000	Fujitsu Ltd. (Japan)	126,157
123,911	Hewlett-Packard Co.	5,478,105
46,641	International Business Machines Corp.	5,528,358
9,100	Lexmark International, Inc.(a)(g)	304,213
1,720	Logitech International SA (Switzerland)	45,983
800	Mitsumi Electric Co. Ltd. (Japan)	17,818
95,300	QLogic Corp.(a)(g)	1,390,427
14,800	Western Digital Corp.(a)	511,044

		16,677,293

Construction & Engineering 0.6%
220	Bouygues (France)	14,515
400	FLSmidth & Co.	43,703
15,100	Fluor Corp.	2,809,807
23,000	Kajima Corp. (Japan)	80,360
1,000	Kinden Corp. (Japan)	10,086
18,800	Perini Corp.(a)	621,340
350	YIT OYJ (Finland)	8,740

		3,588,551

Construction Materials
181	HeidelbergCement AG (Germany)	25,905
952	Holcim Ltd., Class B (Switzerland)	76,952
854	Lafarge SA (France)	130,224

		233,081

Consumer Finance
320	Acom Company Ltd.	9,915
900	Capital One Financial Corp.	34,209
11,700	Discover Financial Services(g)	154,089
3,910	Takefuji Corp. (Japan)	54,387

		252,600

Containers & Packaging 0.3%
13,800	Ball Corp.	658,812
15,400	Greif, Inc., Class A	986,062

		1,644,874

Distributors
9,949	Pacific Brands Ltd. (Australia)	16,929

Diversified Financial Services 1.9%
1,617	Babcock & Brown Ltd. (Australia)	11,626
155,803	Bank of America Corp.(g)	3,719,018
11,698	Challenger Financial Services Group Ltd. (Australia)	21,195
236,057	Citigroup, Inc.	3,956,315
393	Deutsche Boerse AG (Germany)	44,431
3,628	Fortis Group (Belgium)	57,629
3,474	ING Groep NV (Netherlands)	109,840
2,736	Instituto Finanziario Industriale SpA (Italy)(a)	54,226
2,400	Investor AB	50,387
83,630	JPMorgan Chase & Co.	2,869,345
287	Pargesa Holding SA (Switzerland)	31,821

		10,925,833

Diversified Telecommunication Services 2.4%
212,610	AT&T, Inc.	7,162,830
382	Belgacom SA (Belgium)	16,389
15,941	BT Group PLC (United Kingdom)	63,153
7,157	CenturyTel, Inc.	254,718
907	Deutsche Telekom AG (Germany)	14,895
6,387	France Telecom SA (France)	187,312
18	Nippon Telegraph & Telephone Corp. (NTT) (Japan)	88,148
10,158	Portugal Telecom, SGPS SA (Portugal)	114,892
42,006	Telecom Italia SpA (Italy)	67,814
8,088	Telefonica SA (Spain)	214,039
300	Telenor ASA (Norway)	5,632
11,633	Telstra Corp. Ltd. (Australia)	47,285
105,050	Verizon Communications, Inc.	3,718,770
152,100	Windstream Corp.	1,876,914

		13,832,791

Electric Utilities 1.3%
40,900	American Electric Power Co., Inc.	1,645,407
1,000	CLP Holdings Ltd. (Hong Kong)	8,567
4,351	Contact Energy Ltd. (New Zealand)	26,496
41,900	Duke Energy Corp.	728,222
1,553	E.On AG (Germany)	312,852
41,700	Edison International	2,142,547
6,800	El Paso Electric Co.(a)(g)	134,640
12,099	Enel SpA (Italy)	114,776

4,974	Energias de Portugal SA (Portugal)	25,864
5,500	Hong Kong Electric Holdings Ltd. (Hong Kong)	32,906
2,496	Iberdrola SA (Spain)	33,256
79,400	Pepco Holdings, Inc.	2,036,611
18,900	Portland General Electric Co.	425,628
1,564	Scottish & Southern Energy PLC (United Kingdom)	43,577
199	Union Fenosa SA (Spain)	11,564

		7,722,913

Electrical Equipment 0.7%
4,414	ABB Ltd. (Switzerland)	124,942
12,800	Acuity Brands, Inc.(g)	615,424
314	Alstom (France)	72,002
60,900	Emerson Electric Co.	3,011,506
5,600	Hubbell, Inc., Class B	223,272
6,000	Mitsubishi Electric Corp. (Japan)	64,698
621	Prysmian SpA (Italy)	15,677
1,050	Vestas Wind Systems A/S (Denmark)(a)	136,707

		4,264,228

Electronic Equipment & Instruments 0.4%
46,800	Agilent Technologies, Inc.(a)	1,663,272
6,000	Hitachi Ltd. (Japan)	43,283
7,000	Nippon Electric Glass Co. Ltd. (Japan)	121,100
20,500	Photon Dynamics, Inc.(a)	309,140
5,156	Premier Farnell PLC (United Kingdom)	18,033

		2,154,828

Energy Equipment & Services 1.9%
25,300	Cameron International Corp.(a)	1,400,355
20,000	ENSCO International, Inc.	1,614,800
10,400	FMC Technologies, Inc.(a)	800,072
45,163	Halliburton Co.	2,396,800
13,300	Helmerich & Payne, Inc.	957,866
22,600	Noble Corp.	1,468,096
2,900	Patterson-UTI Energy, Inc.	104,516
3,500	Petroleum Geo Services(a)	85,710
12,200	Schlumberger Ltd.	1,310,646
11,300	Unit Corp.(a)	937,561

		11,076,422

Exchange Traded Fund
1,100	iShares MSCI EAFE Index Fund	75,570

Food & Staples Retailing 1.7%
405	Carrefour SA (France)	22,829
888	Casino Guichard Perrachon SA (France)	100,281
1,300	Circle K Sunkus Co. Ltd. (Japan)	22,845
14,300	CVS/Caremark Corp.	565,851
71,398	Kroger Co. (The)	2,061,260
54,878	Safeway, Inc.	1,566,767
11,000	SUPERVALU, Inc.	339,790
18,300	SYSCO Corp.	503,433

1,290	Tesco PLC	9,435
74,500	Wal-Mart Stores, Inc.	4,186,900
968	Wesfarmers Ltd. (Australia)	34,614
256	Wesfarmers Ltd. (Class “P” Stock) (Australia)	9,235
5,165	Woolworths Ltd. (Australia)	121,063

		9,544,303

Food Products 0.9%
64,800	Archer-Daniels-Midland Co.(g)	2,186,999
3,700	Bunge Ltd.	398,453
100	Danisco A/S (Denmark)	6,411
37,100	Del Monte Foods Co.	263,410
28,130	Goodman Fielder Ltd. (Australia)	37,889
1,600	H.J. Heinz Co.	76,560
11,800	Kraft Foods, Inc., Class A(g)	335,710
9	Lindt & Spruengli AG	24,802
5,360	Nestle SA, Class B (Switzerland)	241,547
5,000	Nichirei Corp. (Japan)	25,663
2,000	Nippon Meat Packers, Inc. (Japan)	27,085
86,000	Sara Lee Corp.	1,053,500
389	Unilever NV (Netherlands)	11,000
3,344	Unilever PLC (United Kingdom)	95,009
34,000	Wilmar International Ltd. (Singapore)	126,449

		4,910,487

Gas Utilities
4,300	AGL Resources, Inc.	148,694
800	Atmos Energy Corp.	22,056
408	Gaz de France SA (France)	26,124

		196,874

Health Care Equipment & Supplies 1.8%
9,700	Angiodynamics, Inc.(a)	132,114
28,985	Baxter International, Inc.	1,853,301
19,323	Becton, Dickinson & Co.(g)	1,570,960
36,200	Covidien Ltd. (Bermuda)	1,733,618
23,500	Hospira, Inc.(a)	942,585
74,700	Medtronic, Inc.	3,865,725
12,500	Merit Medical Systems, Inc.(a)	183,750

		10,282,053

Health Care Providers & Services 1.2%
1,300	Cardinal Health, Inc.	67,054
19,000	CIGNA Corp.	672,410
43,800	Express Scripts, Inc.(a)	2,747,136
847	Fresenius Medical Care AG & Co. KGAA (Germany)	46,561
27,600	Humana, Inc.(a)	1,097,652
600	Suzuken Co. Ltd. (Japan)	22,150
81,080	UnitedHealth Group, Inc.(g)	2,128,350

		6,781,313

Hotels, Restaurants & Leisure 0.9%
22,800	Darden Restaurants, Inc.	728,232
26,100	Jack in the Box, Inc.(a)(g)	584,901
43	Kuoni Reisen Holding AG (Switzerland)	20,615
35,568	McDonald's Corp.	1,999,633
2,085	OPAP SA (Greece)	72,952
10,539	TABCORP Holdings Ltd. (Australia)	99,113
8,529	Tatts Group Ltd. (Australia)	19,214
53,100	Yum! Brands, Inc.	1,863,279

		5,387,939

Household Durables
8,000	Matsushita Electric Industrial Co. Ltd. (Japan)	172,529
3,724	Taylor Wimpey PLC (United Kingdom)	4,562

		177,091

Household Products 1.4%
9,767	Colgate-Palmolive Co.	674,900
39,600	Kimberly-Clark Corp.	2,367,288
79,775	Procter & Gamble Co.	4,851,118
2,164	Reckitt Benckiser PLC (United Kingdom)	109,299

		8,002,605

Independent Power Producers & Energy Traders 0.4%
109,900	AES Corp. (The)(a)(g)	2,111,179
2,000	Electric Power Development Co. Ltd. (Japan)	74,210

		2,185,389

Industrial Conglomerates 2.3%
20,300	3M Co.	1,412,677
740	Cookson Group PLC (United Kingdom)	9,206
343,750	General Electric Co.	9,174,688
7,000	Hutchison Whampoa Ltd. (Hong Kong)	70,563
163	Philips Electronics NV	5,520
478	Siemens AG (Germany)	52,691
60,400	Tyco International Ltd. (Bermuda)	2,418,416
597	Wendel Investissement (France)	60,443

		13,204,204

Insurance 2.4%
16,100	ACE Ltd. (Bermuda)	886,949
6,881	Aegon NV (Netherlands)	90,463
958	Allianz SE (Germany)	168,380
8,300	Allied World Assurance Co. Holdings Ltd. (Bermuda)	328,846
34,000	Allstate Corp. (The)	1,550,060
27,129	American Financial Group, Inc.	725,701
40,259	American International Group, Inc.	1,065,253
2,700	American Physicians Capital, Inc.	130,788
9,093	Arch Capital Group Ltd. (Bermuda)(a)	603,048
15,000	Aspen Insurance Holdings Ltd. (Bermuda)	355,050
7,020	Aviva PLC (United Kingdom)	69,597
1,459	AXA SA (France)	42,991
14,100	Chubb Corp. (The)	691,041

336	CNP Assurances (France)	37,883
19,170	Corporacion Mapfre	91,510
15,141	Endurance Specialty Holdings Ltd. (Bermuda)	466,191
3,800	Everest Re Group, Ltd. (Bermuda)	302,898
464	Hannover Rueckversicherung AG (Germany)	22,849
24,800	Hartford Financial Services Group, Inc.	1,601,335
20,785	Legal & General Group PLC (United Kingdom)	41,244
700	MetLife, Inc.	36,939
894	Muenchener Rueckversicherungs AG (Germany)	156,817
30,227	Old Mutual PLC (United Kingdom)	55,489
37,200	Platinum Underwriters Holdings Ltd.	1,213,092
10,370	Royal & Sun Alliance Insurance Group (United Kingdom)	25,817
984	SCOR (France)	22,406
11,300	SeaBright Insurance Holdings, Inc.(a)	163,624
965	Suncorp-Metway Ltd.	12,063
1,234	Swiss Reinsurance (Switzerland)	81,804
52,700	Travelers Cos., Inc. (The)	2,287,179
5,800	United America Indemnity Ltd. (Class “A” Stock) (Cayman Islands)(a)	77,546
23,000	XL Capital Ltd., Class A (Bermuda)	472,880
498	Zurich Financial Services AG (Switzerland)	126,918

		14,004,651

Internet & Catalog Retail 0.3%
4	Dena Co. Ltd. (Japan)	23,581
14,360	Home Retail Group (United Kingdom)	62,052
75,600	IAC/InterActiveCorp.(a)	1,457,569
19,900	Stamps.com, Inc.(a)	248,352

		1,791,554

Internet Software & Services 0.8%
29,500	EarthLink, Inc.(a)(g)	255,175
80,863	eBay, Inc.(a)	2,209,986
2,500	Google, Inc., Class A(a)	1,316,050
43,700	Valueclick, Inc.(a)	662,055

		4,443,266

IT Services 0.4%
51,966	Accenture Ltd., Class A (Bermuda)	2,116,056
4,389	Computershare Ltd. (Australia)	38,751

		2,154,807

Leisure Equipment & Products
200	Sankyo Co. Ltd. (Japan)	13,034

Life Science Tools & Services 0.3%
4,900	Applied Biosystems, Inc.	164,052
14,100	Dionex Corp.(a)	935,817
125	Lonza Group AG - REG	17,275
13,400	Thermo Fisher Scientific, Inc.(a)	746,782

		1,863,926

Machinery 1.3%
1,400	Alfa Laval AB (Sweden)	21,629
151	Andritz AG (Austria)	9,471
1,200	Atlas Copco AB, Class A	17,550
16,100	Caterpillar, Inc.(g)	1,188,502
7,791	Charter PLC (United Kingdom)	134,102
42,000	Cummins, Inc.	2,751,841
2,600	Deere & Co.	187,538
21,100	Illinois Tool Works, Inc.	1,002,461
52,500	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	1,965,075
500	Komatsu Ltd. (Japan)	13,938
986	MAN AG (Germany)	109,162
1,700	Scania AB, Class B (Sweden)	23,146
261	Sulzer AG (Switzerland)	32,974
125	Vallourec (France)	43,716
2,132	Volvo AB, Class B (Sweden)	25,961

		7,527,066

Marine
2,000	Kawasaki Kisen Kaisha Ltd. (Japan)	18,779
4,000	Mitsui O.S.K. Lines Ltd. (Japan)	56,994
15,000	Neptune Orient Lines Ltd. (Singapore)	35,611
13,000	Nippon Yusen KK (Japan)	124,998
1,500	Orient Overseas International Ltd. (Hong Kong)	7,503

		243,885

Media 2.1%
57,350	CBS Corp., Class B	1,117,752
105,500	DIRECTV Group, Inc. (The)(a)	2,733,505
50	Fuji Television Network, Inc. (Japan)	75,340
77,300	Gannett Co., Inc.(g)	1,675,091
428	Gestevision Telecinco SA (Spain)	5,450
125	Modern Times Group AB, Class B (Sweden)	7,317
4,028	Omnicom Group, Inc.	180,777
83,300	Time Warner, Inc.(g)	1,232,840
7,368	Trinity Mirror PLC (United Kingdom)	15,889
53,900	Viacom Inc., Class B	1,646,106
3,281	Vivendi Universal SA (France)	123,715
115,375	Walt Disney Co. (The)(g)	3,599,699
1,436	Yell Group PLC (United Kingdom)	2,004

		12,415,485

Metals & Mining 1.0%
25,100	Alcoa, Inc.	894,062
1,303	Anglo American PLC (United Kingdom)	91,514
1,119	Arcelor (Luxembourg)	110,466
6,814	BHP Billiton Ltd. (Australia)	285,460
1,787	Billiton PLC (United Kingdom)	68,531
375	Eurasian Natural Resources Corp. (United Kingdom)(a)	9,880
25,500	Freeport-McMoRan Copper & Gold, Inc.(g)	2,988,345
2,807	Nucor Corp.	209,599
15,985	OneSteel Ltd.	114,011
1,083	Outokumpu Oyj, Class A (Finland)	37,635
1,027	Rio Tinto Ltd.	133,405
1,970	Rio Tinto PLC (United Kingdom)	237,241

473	Salzgitter AG (Germany)	86,573
900	Ssab Svenskt Stal AB-SER B	25,432
945	ThyssenKrupp AG (Germany)	59,225
680	Vedanta Resources Ltd.	29,366
1,095	Voestalpine AG (Austalia)	89,610
696	Xstrata PLC (Switzerland)	55,444
1,400	Yamato Kogyo Co. Ltd. (Japan)	66,714

		5,592,513

Multi-line Retail
2,100	Isetan Mitsukoshi Holdings Ltd. (Japan)	22,486
8,200	Macy's, Inc.	159,245
4,711	Marks & Spencer Group (United Kingdom)	30,633

		212,364

Multi-Utilities 0.5%
6,671	A2A SpA (Italy)	24,357
3,510	AGL Energy Ltd. (Australia)	48,118
17,085	Centrica PLC (United Kingdom)	105,081
21,600	Consolidated Edison, Inc.(g)	844,344
6,000	DTE Energy Co.(g)	254,640
9,371	National Grid PLC (United Kingdom)	122,837
58,300	NiSource, Inc.	1,044,736
457	RWE AG (Germany)	57,498
610	Suez SA (France)	41,350

		2,542,961

Office Electronics 0.4%
600	Canon, Inc. (Japan)	30,852
2,000	Ricoh Co. Ltd. (Japan)	36,088
154,400	Xerox Corp.(a)	2,093,664
6,700	Zebra Technologies Corp.(a)	218,688

		2,379,292

Oil, Gas & Consumable Fuels 8.6%
14,900	Apache Corp.(g)	2,071,100
35,688	BP PLC (United Kingdom)	413,645
36,300	Chesapeake Energy Corp.	2,394,348
77,192	Chevron Corp.	7,652,043
72,600	ConocoPhillips	6,852,714
9,200	Devon Energy Corp.	1,105,472
5,292	ENI SpA (Italy)	196,600
179,654	Exxon Mobil Corp.	15,832,906
3,100	Hess Corp.	391,189
4	Inpex Holdings, Inc.	50,478
600	Lundin Petroleum AB (Sweden)	8,829
48,556	Marathon Oil Corp.	2,518,600
11,000	Murphy Oil Corp.	1,078,550
8,000	Nippon Oil Corp. (Japan)	53,718
5,400	Noble Energy, Inc.	543,024
41,500	Occidental Petroleum Corp.	3,729,190
1,113	OMV AG (Austria)	86,959
2,487	Repsol YPF SA (Spain)	97,601

9,071	Royal Dutch Shell PLC (Netherlands)	371,833
4,926	Royal Dutch Shell PLC, Class B (Netherlands)	197,252
5,000	Singapore Petroleum Co. Ltd. (Singapore)	24,255
11,600	Southwestern Energy Co.(a)	552,276
1,250	StatoilHydro ASA (Norway)	46,637
15,100	Sunoco, Inc.(g)	614,419
3,895	Total SA (France)	331,537
56,400	Williams Cos., Inc.	2,273,484

		49,488,659

Personal Products 0.1%
27,700	Bare Escentuals, Inc.(a)(g)	518,821
18,600	Nu Skin Enterprises, Inc., (Class “A” Stock)	277,512
200	Oriflame Cosmetics SA (Luxembourg)	12,781

		809,114

Pharmaceuticals 4.4%
10,500	Abbott Laboratories	556,185
800	Astellas Pharma, Inc. (Japan)	33,903
4,009	AstraZeneca PLC (United Kingdom)	170,456
153,700	Bristol-Myers Squibb Co.	3,155,461
50,000	Eli Lilly & Co.	2,308,000
8,900	Forest Laboratories, Inc.(a)	309,186
6,773	GlaxoSmithKline PLC (United Kingdom)	149,722
81,300	Johnson & Johnson	5,230,843
102,700	King Pharmaceuticals, Inc.(a)	1,075,269
9,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	92,216
20,600	Medicines Co. (The)(a)	408,292
108,793	Merck & Co., Inc.	4,100,408
3,752	Novartis AG (Switzerland)	206,481
825	Novo-Nordisk A/S, Class B (Denmark)	54,310
291,668	Pfizer, Inc.	5,095,440
562	Roche Holding AG (Switzerland)	101,032
2,799	Sanofi-Aventis (France)	185,991
6,000	Shionogi & Co. Ltd. (Japan)	118,378
39,700	Warner Chilcott Ltd., Class A (Bermuda)(a)	672,915
20,400	Wyeth	978,384

		25,002,872

Real Estate Investment Trusts 0.9%
112,500	Brandywine Realty Trust(g)	1,773,000
1,695	British Land Co. PLC (United Kingdom)	23,836
22,900	Capital Lease Funding, Inc.	171,521
9,900	CBL & Associates Properties, Inc.(g)	226,116
67,900	Host Marriot Corp.(g)	926,835
24,513	ING Industrial Fund (Australia)	36,894
33,900	Lexington Realty Trust(g)	462,057
7,754	Mirvac Group (Australia)	22,003
8,500	Parkway Properties, Inc.(g)	286,705
6,300	Ramco-Gershenson Properties Trust	129,402
8,400	Resource Capital Corp.(g)	60,564
47,200	Sunstone Hotel Investors, Inc.	783,520

		4,902,453

Real Estate Management & Development 0.1%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	94,354
9,000	Hopewell Holdings (Hong Kong)	31,973
1,497	Immofinanz Immobilien Anlagen	15,413
146	KK DaVinci Advisors (Japan)(a)	99,959
2,700	Leopalace21 Corp. (Japan)	38,650
3,190	Meinl European Land Ltd. (Australia)(a)	35,765
2,100	Nomura Real Estate Holdings, Inc.	44,300
3,000	Wharf Holdings Ltd. (Hong Kong)	12,562
16,000	Wheelock & Co. Ltd. (Hong Kong)	42,887

		415,863

Road & Rail 0.2%
1,100	Burlington Northern Santa Fe Corp.	109,879
13	Central Japan Railway Co. (Japan)	143,241
17,200	CSX Corp.	1,080,332
2	East Japan Railway Co. (Japan)	16,292

		1,349,744

Semiconductors & Semiconductor Equipment 1.8%
31,200	Amkor Technology, Inc.(a)	324,792
90,600	Broadcom Corp., Class A(a)	2,472,474
99,300	Intel Corp.(g)	2,132,964
18,600	Micrel, Inc. (a)	170,190
36,900	National Semiconductor Corp.	757,926
29,300	Silicon Laboratories, Inc.(a)	1,057,437
71,500	Teradyne, Inc.(a)	791,505
70,300	Texas Instruments, Inc.	1,979,648
37,000	Volterra Semiconductor Corp.(a)	638,620

		10,325,556

Software 2.6%
35,700	Adobe Systems, Inc.(a)	1,406,223
200	Konami Corp. (Japan)	6,988
324,313	Microsoft Corp.	8,921,850
300	Nintendo Co. Ltd. (Japan)	169,233
104,500	Oracle Corp.(a)	2,194,500
396	SAP AG (Germany)	20,651
132,700	Symantec Corp.(a)(g)	2,567,745

		15,287,190

Specialty Retail 0.8%
39,500	American Eagle Outfitters, Inc.	538,385
28,600	Christopher & Banks Corp.	194,480
2,900	EDION Corp. (Japan)	24,170
5,300	Esprit Holdings Ltd. (Hong Kong)	55,058
1,100	Fast Retailing Co. Ltd. (Japan)	104,214
41,405	Gymboree Corp.(a)	1,659,099
300	Hennes & Mauritz AB (H&M), Class B (Sweden)	16,185
50,300	Home Depot, Inc.	1,178,026
34,100	Rent-A-Center, Inc.(a)(g)	701,437
500	Shimachu Co. Ltd. (Japan)	12,196
700	Shimamura Co. Ltd. (Japan)	43,113
		4,526,363

Textiles, Apparel & Luxury Goods 0.4%
71,700	Coach, Inc.(a)(g)	2,070,695
18,800	Jones Apparel Group, Inc.	258,500
3,000	Nisshinbo Industries, Inc. (Japan)	35,627
4,000	Onward Holdings Co. Ltd.	42,002
795	Swatch Group AG (Switzerland)	37,085

		2,443,909

Thrifts & Mortgage Finance 0.7%
68,700	Federal National Mortgage Association	1,340,337
100,800	Hudson City Bancorp, Inc.(g)	1,681,344
3,600	Imperial Capital Bancorp, Inc.	20,628
105,800	Sovereign Bancorp, Inc.(a)(g)	778,688

		3,820,997

Tobacco 1.0%
83,200	Altria Group, Inc.	1,710,592
2,964	British American Tobacco (United Kingdom)	102,240
3,123	Imperial Tobacco Group (United Kingdom)	116,015
38,700	Philip Morris International, Inc.	1,911,393
42,200	Reynolds American, Inc.	1,969,474
2,000	Swedish Match AB (Sweden)	40,759

		5,850,473

Trading Companies & Distributors 0.1%
4,000	Itochu Corp. (Japan)	42,605
7,000	Marubeni Corp. (Japan)	58,473
3,400	Mitsubishi Corp. (Japan)	112,069
6,000	Mitsui & Co. Ltd. (Japan)	132,505
3,400	Sumitomo Corp. (Japan)	44,667

		390,319

Transportation Infrastructure
42,940	Macquarie Infrastructure Group (Australia)	95,502

Wireless Telecommunication Services 0.1%
9	KDDI Corp. (Japan)	55,601
175	Millicom International Cellular SA (Luxembourg)(a)	18,015
127,811	Vodafone Group PLC (United Kingdom)	376,571

		450,187

	Total common stocks (cost $362,967,847)	377,291,690

PREFERRED STOCKS
Automobiles
71	Volkswagen AG	10,278

Banking
	JPMorgan Chase Capital XXVI	207,120

	Total preferred stocks (cost $209,808)	217,398

RIGHTS

Commercial Banks
3,550	Barclays PLC (United Kingdom) (cost $0)	672
4,098	HBOS PLC (United Kingdom) (cost $0)	877

		1,549

Moody’s Rating*	Principal Amount (000)
CORPORATE BONDS 9.7%
Aerospace/Defense 0.1%
		BAE Systems Holdings, Inc., Notes, 144A,
Baa2	$370	4.75%, 8/15/10	374,439
		Goodrich Corp., Notes,
Baa2	202	6.80%, 7/01/36	205,051

			579,490

Airlines 0.1%
		American Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Ba1	560	6.817%, 5/23/11	487,199
		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1,
Baa2	41	6.703%, 6/15/21	35,918
		Delta Air Lines, Inc., Pass-Thru Certs.,
Baa1	107	6.821%, 8/10/22	87,215
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/01/12	195,054

			805,386

Automotive
		Johnson Controls, Inc., Sr. Notes,
A3	55	5.50%, 1/15/16	52,765

Banking 1.0%
		Banco Bradesco (Cayman Islands), Notes,
A2	430	8.75%, 10/24/13	490,199
		Bank of America Corp., Jr. Sub. Notes,
A1	500	8.00%(h), 12/29/49	468,435
		Bank of America Corp., Sub. Notes,
Aa3	355	5.75%, 8/15/16	338,971
		Bank One Corp., Sub. Notes,
Aa3	400	7.875%, 8/01/10	423,401
		Bear Stearns Cos., Inc, (The), Sr. Unsec. Notes,
Baa1	90	6.40%, 10/02/17	88,937
Baa1	220	7.25%, 2/01/18	229,584

		Bear Stearns Cos., Inc. (The), Unsec. Notes,
Baa1	100	5.30%, 10/30/15	93,603
		Citigroup, Inc., Jr. Sub. Notes,
A2	360	8.40%, 4/30/49(h)	342,220
		Citigroup, Inc., Sr. Unsec. Notes,
Aa3	125	6.875%, 3/05/38	120,624
		Citigroup, Inc., Sub. Notes,
A1	82	5.00%, 9/15/14	75,945
A1	400	5.625%, 8/27/12	393,524
A1	165	6.125%, 8/25/36	139,550
		Depfa ACS Bank (Ireland), 144A,
Aaa	290	5.125%, 3/16/37	275,451
		ICICI Bank Ltd. (India), Bonds, 144A,
Baa2	495	3.25%, 1/12/10(h)	479,952
		ICICI Bank Ltd. (Singapore), Notes, 144A,
Baa2	380	5.75%, 11/16/10	375,679
		JPMorgan Chase & Co., Jr. Sub. Notes,
A1	300	7.90%, 4/29/49(h)	281,292
		MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes,
A2	150	6.346%, 7/29/49	130,019
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
Aa2	140	7.625%, 9/14/10	148,617
		Wachovia Bank NA., Sub. Notes,
Aa2	450	7.80%, 8/18/10	474,237
		Wells Fargo & Co., Sr. Unsec. Notes,
Aa1	140	4.625%, 8/09/10	141,412
		Wells Fargo Capital XIII, Notes
Aa2	200	7.70%, 12/29/49(h)	198,809

			5,710,461

Brokerage 0.5%
		Goldman Sachs Group, Inc. Sub. Notes,
A1	170	5.625%, 1/15/17	157,515
A1	385	6.45%, 5/01/36	343,303
A1	52	6.75%, 10/01/37	47,567
		Goldman Sachs Group, Inc., Notes,
Aa3	5	5.125%, 1/15/15	4,786
		Goldman Sachs Group, Inc., Sr. Notes,
Aa3	140	5.45%, 11/01/12	139,649
		Lehman Brothers Holdings, Inc., Sr. Notes,
A1	345	5.25%, 2/06/12	326,485
		Lehman Brothers Holdings, Inc., Sr. Unsec. Notes,
A1	100	6.875%, 5/02/18	96,811
		Lehman Brothers Holdings, Inc., Sub. Notes,
A2	155	6.50%, 7/19/17	143,393
		Merrill Lynch & Co., Inc., Notes,
A1	60	4.79%, 8/04/10	58,334
		Merrill Lynch & Co., Inc., Notes, MTN,
A1	340	4.25%, 2/08/10	332,702
A1	170	5.77%, 7/25/11	169,470
A1	125	5.00%, 1/15/15	113,899
A1	125	6.875%, 4/25/18	118,966
		Morgan Stanley, Notes,
Aa3	50	4.00%, 1/15/10	49,101
Aa3	150	4.25%, 5/15/10	145,545
Aa3	25	5.30%, 3/01/13	24,089
Aa3	325	5.45%, 1/09/17	295,174

		Morgan Stanley, Sr. Notes, MTN,
Aa3	105	5.25%, 11/02/12	102,177
		Morgan Stanley, Sr. Unsec. Notes, MTN,
Aa3	460	5.75%, 10/18/16	425,210
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/01/14	127,572

			3,221,748

Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	167,791
		Hanson PLC (United Kingdom), Sr. Unsub. Notes,
Baa3	170	7.875%, 9/27/10	178,829
		Lafarge SA (France), Notes,
Baa2	200	6.15%, 7/15/11	201,167

			547,787

Cable 0.2%
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa2	55	9.455%, 11/15/22	66,494
		Comcast Corp., Bonds,
Baa2	25	5.65%, 6/15/35	21,243
		Comcast Corp., Gtd. Notes,
Baa2	60	6.45%, 3/15/37	55,841
		Comcast Corp., Sr. Unsec. Notes,
Baa2	85	6.50%, 11/15/35	80,803
		Cox Communications, Inc., Notes,
Baa3	270	7.875%, 8/15/09	276,992
Baa3	185	6.75%, 3/15/11	190,928
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	590	5.40%, 7/02/12	584,040
Baa2	35	7.30%, 7/01/38	34,785

			1,311,126

Capital Goods 0.1%
		Caterpillar Financial Services Corp., Notes, MTN,
A2	50	5.50%, 3/15/16	50,092
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	110	5.80%, 10/15/12	103,967
Baa2	296	6.375%, 10/15/17	264,506
Baa2	20	7.00%, 10/15/37	16,636
		FedEx Corp., Gtd. Notes,
Baa2	75	7.25%, 2/15/11	78,090
		Honeywell International, Inc., Sr. Notes,
A2	35	5.70%, 3/15/37	32,975
		John Deere Capital Corp., Sr. Notes,
A2	140	4.50%, 8/25/08	140,244
		United Technologies Corp., Notes,
A2	90	6.125%, 7/15/38	90,406

			776,916

Chemicals 0.3%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	60,611
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/01/11	139,437
		Huntsman International LLC, Gtd. Notes,
Ba1	400	11.625%, 10/15/10	413,000
		ICI Wilmington, Inc., Gtd. Notes,
Baa2	75	5.625%, 12/01/13	75,845
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/01/09	169,202
		PPG Industries, Inc., Sr. Unsec. Notes,
A3	1,000	5.75%, 3/15/13	1,016,760
		Union Carbide Corp., Debs.,
Ba2	100	7.50%, 6/01/25	97,839

			1,972,694

Consumer 0.1%
		Avon Products, Inc., Sr. Unsec. Notes,
A2	300	5.75%, 3/01/18	298,657
		Newell Rubbermaid, Inc., Sr. Unsec. Notes,
Baa2	300	6.25%, 4/15/18	297,752
		Whirlpool Corp., Notes,
Baa2	195	6.125%, 6/15/11	200,112

			796,521

Electric 0.9%
		Appalachian Power Co., Sr. Notes,
Baa2	125	4.40%, 6/01/10	124,273
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	322,204
		Arizona Public Services Co., Unsec. Notes,
Baa2	35	6.25%, 8/01/16	33,341
		Baltimore Gas & Electric Co., Sr. Unsec. Notes,
Baa2	115	6.35%, 10/01/36	104,749
		Carolina Power & Light Co., First Mtge. Bonds,
A2	105	5.25%, 12/15/15	105,331
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	160,730
Baa2	120	6.95%, 3/15/33	120,222
		Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes,
A1	30	6.75%, 4/01/38	31,046
A1	145	5.375%, 12/15/15	144,092
		Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa1	65	5.375%, 4/15/13	64,965
		Dominion Resources, Inc., Sr. Notes,
Baa2	70	4.75%, 12/15/10	70,448
		Dominion Resources, Inc., Sr. Notes, Ser. D,
Baa2	190	5.125%, 12/15/09	192,123
		Duke Energy Carolinas LLC, First. Mtge.,
A2	55	6.05%, 4/15/38	54,373
		Duke Energy Carolinas LLC, Sr. Unsub. Notes,
A3	225	6.10%, 6/01/37	213,793
		E.ON International Finance BV (Netherlands), Bonds, 144A,
A2	170	6.65%, 4/30/38	169,258

		El Paso Electric Co., Sr. Unsec. Notes,
Baa2	135	6.00%, 5/15/35	113,852
		Empresa Nacional de Electricidad SA (Chile), Bonds, Ser. B,
Baa3	220	8.50%, 4/01/09	226,026
		Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	310	8.625%, 8/01/15	352,404
		Energy East Corp., Notes,
Baa2	30	6.75%, 9/15/33	28,493
		Exelon Corp., Notes,
Baa1	30	4.90%, 6/15/15	27,604
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	60	5.95%, 10/01/33	59,199
		Georgia Power Co., Unsub. Notes, Ser. B,
A2	170	5.70%, 6/01/17	173,585
		Indiana Michigan Power Co., Sr. Notes, Ser. INDF,
Baa2	90	5.05%, 11/15/14	84,942
		Midamerican Energy Holdings Co., Sr. Notes, 144A,
Baa1	75	5.75%, 4/01/18	74,288
		Midamerican Energy Holdings Co., Sr. Unsec. Notes,
Baa1	115	5.95%, 5/15/37	107,886
		National Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/01/12	37,258
		Nevada Power Co., Mortgage Backed Notes,
Baa3	280	6.50%, 5/15/18	285,524
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	48,778
Baa3	70	5.45%, 9/15/20	61,078
		NSTAR Electric Co., Debs.,
A1	110	4.875%, 4/15/14	108,885
		Oncor Electric Delivery Co., Debs.,
Ba1	120	7.00%, 9/01/22	117,014
		Pacific Gas & Electric Co., First Mtge. Bonds,
A3	395	6.05%, 3/01/34	380,871
		PPL Electric Utilities Corp., Sec. Notes,
A3	400	6.25%, 8/15/09	408,743
		Public Service Co of New Mexico, Sr. Unsec. Notes,
Baa3	55	7.95%, 5/15/18	56,588
		Public Service Electric & Gas Co., First Mtge. Bonds, MTN,
A3	125	5.80%, 5/01/37	120,206
		Southern California Edison Co., First Mtge. Bonds,
A2	100	4.65%, 4/01/15	96,964
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/01/08	119,997
Baa1	95	6.50%, 7/01/36	95,207
		Xcel Energy, Inc., Sr. Unsec. Notes,
Baa1	36	5.613%, 4/01/17	35,064

			5,131,404

Energy - Integrated 0.1%
		ConocoPhillips Holding Co., Sr. Notes,
A1	36	6.95%, 4/15/29	39,483
		Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A,
Baa2	130	6.356%, 6/07/17	122,363
		TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Notes, 144A,
Baa2	295	7.50%, 7/18/16	279,128

			440,974

Energy - Other 0.2%
		Devon Financing Corp., ULC, Gtd. Notes,
Baa1	71	7.875%, 9/30/31	83,858
		Halliburton Co., Notes,
A2	30	5.50%, 10/15/10	31,079
		Nexen, Inc. (Canada), Sr. Unsec. Notes,
Baa2	25	6.40%, 5/15/37	23,671
		Pioneer Natural Resource Co., Bonds,
Ba1	330	6.875%, 5/01/18	309,739
		Valero Energy Corp., Sr. Notes,
Baa3	160	6.625%, 6/15/37	146,696
		Weatherford International, Inc., Gtd. Notes,
Baa1	230	6.35%, 6/15/17	232,962
		Western Oil Sands, Inc. (Canada), Sec. Notes,
Baa1	55	8.375%, 5/01/12	59,835
		Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	254,579
		XTO Energy, Inc., Sr. Unsec. Notes,
Baa2	135	6.25%, 8/01/17	136,387

			1,278,806

Foods 0.7%
		Bunge Ltd., Notes,
Baa2	215	5.35%, 4/15/14	200,898
		Cadbury Schweppes US Finance LLC, Notes, 144A,
Baa2	250	3.875%, 10/01/08	249,744
		Cargill, Inc., Notes, 144A,
A2	375	3.625%, 3/04/09	372,372
		Cargill, Inc., Sr. Unsec. Notes, 144A,
A2	150	6.00%, 11/27/17	149,140
		ConAgra Foods, Inc., Notes,
Baa2	81	7.875%, 9/15/10	85,624
		Delhaize Group (Belgium), Sr. Unsub. Notes,
Baa3	110	6.50%, 6/15/17(g)	110,959
		Dr Pepper Snapple Group, Inc., Sr. Notes,
Baa3	100	6.82%, 5/01/18	100,413
		General Mills, Inc., Sr. Unsec. Notes,
Baa1	400	6.00%, 2/15/12	411,308
		HJ Heinz Co., Notes, 144A,
Baa2	260	6.428%, 12/01/08	262,270
		Kellogg Co., Notes, Ser. B,
A3	375	6.60%, 4/01/11	394,537
		Kraft Foods, Inc., Notes,
Baa2	545	6.125%, 8/23/18	527,789
		Kraft Foods, Inc., Sr. Unsec. Notes,
Baa2	185	5.625%, 11/01/11	186,656
Baa2	220	6.125%, 2/01/18	213,858
		Kroger Co. (The), Gtd. Notes,
Baa2	35	6.80%, 4/01/11	36,497
		McDonald’s Corp., Sr. Unsec. Notes, MTN,
A3	225	6.30%, 3/01/38	222,887
		Miller Brewing Co., 144A,
Baa1	200	4.25%, 8/15/08	200,248

		Tricon Global Restaurants, Inc., Sr. Notes,
Baa2	35	8.875%, 4/15/11	37,831
		Tyson Foods, Inc., Sr. Unsec. Notes,
Ba1	150	6.85%, 4/01/16	136,311

			3,899,342

Foreign Government 0.3%
		DP World Ltd., Bonds, 144A,
A1	390	6.85%, 7/02/37	334,648
		Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes, 144A,
A3	300	7.288%, 8/16/37	275,700
		Pemex Project Funding Master Trust, Gtd. Notes, (Mexico),
Baa1	110	6.625%, 6/15/35	108,526
		Petrobras International Finance Co. (Cayman Islands), Bonds,
Baa1	280	8.375%, 12/10/18	319,200
		Petrobras International Finance Co. (Cayman Islands), Gtd. Notes,
Baa1	10	5.875%, 3/01/18	9,619
		RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Bonds, 144A,
A3	460	6.299%, 5/15/17	424,420

			1,472,113

Gaming
		Harrah’s Operating Co., Inc., Gtd. Notes,
Caa1	150	5.50%, 7/01/10(g)	134,063

Health Care & Pharmaceutical 0.6%
		AmerisourceBergen Corp., Gtd. Notes,
Ba1	200	5.625%, 9/15/12	198,795
		AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes,
A1	110	6.45%, 9/15/37	111,985
		Baxter International, Inc., Sr. Unsec. Notes,
A3	60	5.90%, 9/01/16	61,437
		Bristol-Myers Squibb Co., Unsub. Notes,
A2	55	5.875%, 11/15/36	51,307
		Cardinal Health, Inc., Sr. Unsec’d. Notes,
Baa2	110	5.50%, 6/15/13	109,756
		Covidien International Finance SA (Luxembourg), Gtd. Notes,
Baa1	260	6.00%, 10/15/17	263,144
		Genentech, Inc., Sr. Notes,
A1	60	4.75%, 7/15/15	59,483
		GlaxoSmithKline Capital, Inc., Gtd. Notes,
A1	150	5.65%, 5/15/18	149,427
A1	320	6.375%, 5/15/38	317,642
		HCA, Inc., Sec. Notes,
B2	500	9.25%, 11/15/16	515,001
		Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
Baa3	250	5.625%, 12/15/15	236,138
		Merck & Co., Inc., Bonds,
Aa3	30	5.75%, 11/15/36	28,667
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/01/28	29,404
		Schering-Plough Corp., Sr. Notes,
Baa1	155	5.55%, 12/01/13	156,027
		Schering-Plough Corp., Sr. Unsec. Notes,
Baa1	194	6.00%, 9/15/17	191,583
Baa1	70	6.55%, 9/15/37	68,363

		Teva Pharmaceutical Finance LLC, Bonds,
Baa2	30	6.15%, 2/01/36	28,722
		Wyeth, Notes,
A3	415	5.95%, 4/01/37	400,574
		Wyeth, Unsub. Notes,
A3	225	5.50%, 3/15/13	229,642
A3	35	5.50%, 2/01/14	35,283
A3	10	6.45%, 2/01/24	10,291

			3,252,671

Health Care Insurance 0.3%
		Aetna, Inc., Sr. Unsub. Notes,
A3	80	5.75%, 6/15/11	82,746
A3	110	6.625%, 6/15/36	105,629
		Cigna Corp., Sr. Unsec. Notes,
Baa2	140	6.15%, 11/15/36	123,322
		Coventry Health Care, Inc., Sr. Notes,
Ba1	540	6.125%, 1/15/15	497,265
		UnitedHealth Group, Inc., Bonds,
Baa1	65	6.875%, 2/15/38	61,510
		UnitedHealth Group, Inc., Sr. Unsec. Notes,
Baa1	290	5.25%, 3/15/11	288,657
Baa1	60	6.00%, 6/15/17	58,421
Baa1	100	6.50%, 6/15/37	91,190
Baa1	80	6.625%, 11/15/37	73,674
		WellPoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	159,519

			1,541,933

Insurance 0.5%
		Allstate Corp. (The), Sr. Notes,
A1	200	7.20%, 12/01/09	208,175
		American International Group, Inc., Jr. Sub. Notes, 144A,
A1	160	8.175%, 5/15/58(g)(h)	150,577
		American International Group, Inc., Notes,
Aa3	260	4.25%, 5/15/13	238,745
		American International Group, Inc., Sr. Unsec. Notes, MTN,
Aa3	540	5.85%, 1/16/18	505,902
		AXA SA (France), Sub. Notes,
A3	35	8.60%, 12/15/30	37,697
		Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	95	4.75%, 5/15/12	96,302
		Chubb Corp., Sr. Unsec. Notes,
A2	310	6.00%, 11/15/11	314,297
		Hartford Financial Services Group, Inc., Sr. Unsec. Notes,
A2	295	6.00%, 1/15/19	283,588
		Liberty Mutual Group, Inc., Bonds, 144A,
Baa2	180	7.00%, 3/15/34	156,624
		Lincoln National Corp., Sr. Unsec. Notes,
A3	110	6.30%, 10/09/37	103,304
		Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes,
Baa2	50	5.15%, 9/15/10	49,665
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/01/11	72,886

A2	15	6.375%, 6/15/34	14,388
A2	205	5.70%, 6/15/35	180,759
		St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes,
A2	140	6.75%, 6/20/36	141,061
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	105,535
Baa2	90	6.15%, 8/15/19	85,480
		XL Capital Ltd. (Cayman Islands), Sr. Notes,
Baa1	15	5.25%, 9/15/14	13,606

			2,758,591

Lodging 0.1%
		Starwood Hotels & Resorts Worldwide, Inc., Notes,
Baa3	500	6.75%, 5/15/18(g)	471,533
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
Baa3	300	6.25%, 2/15/13	289,670

			761,203

Media & Entertainment 0.2%
		AMFM, Inc., Gtd. Notes,
Baa3	115	8.00%, 11/01/08	116,709
		News America, Inc., Gtd. Notes,
Baa1	125	7.625%, 11/30/28	132,859
		Time Warner, Inc., Debs.,
Baa2	100	9.15%, 2/01/23	114,729
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11(b)	230,013
Baa2	160	7.25%, 10/15/17	162,913
		Viacom, Inc., Sr. Notes,
Baa3	205	6.875%, 4/30/36	192,513

			949,736

Metals 0.3%
		Alcan, Inc. (Canada), Notes,
A3	70	4.50%, 5/15/13	67,071
A3	115	5.00%, 6/01/15	110,161
		Alcoa, Inc., Sr. Notes,
Baa1	20	5.90%, 2/01/27	17,750
		ArcelorMittal (Luxembourg), Notes, 144A,
Baa2	385	5.375%, 6/01/13	379,103
		Nucor Corp., Sr. Unsec. Notes,
A1	280	5.00%, 6/01/13	281,926
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
A3	400	5.875%, 7/15/13	402,217
		Southern Copper Corp., Sr. Notes,
Baa2	95	7.50%, 7/27/35	93,023
		United States Steel Corp., Sr. Unsub. Notes,
Baa3	250	5.65%, 6/01/13	243,416
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	70	5.50%, 11/16/11	69,243

			1,663,910

Non Captive Finance 0.5%
		Capital One Bank, Sub. Notes,
A3	5	6.50%, 6/13/13	4,896
		Capital One Financial Corp., Sr. Notes, MTN,
A3	125	5.70%, 9/15/11	118,893
		CIT Group Funding Co. of Canada (Canada), Gtd. Notes,
Baa1	135	5.20%, 6/01/15	92,986
		Countrywide Financial Corp., Gtd. Notes, MTN,
Baa3	280	5.80%, 6/07/12	264,826
		General Electric Capital Corp., Notes,
Aaa	440	5.55%, 5/04/20	422,059
		General Electric Capital Corp., Notes, MTN,
Aaa	90	6.125%, 2/22/11	94,034
		General Electric Capital Corp., Sr. Unsec. Notes, MTN,
Aaa	90	5.875%, 1/14/38	81,564
		GMAC LLC, Unsub. Notes,
B3	160	3.9256%, 5/15/09(h)	150,443
		Household Finance Corp., Notes,
Aa3	130	4.75%, 5/15/09	130,131
		HSBC Finance Corp., Sr. Notes,
Aa3	100	5.70%, 6/01/11	100,802
		International Lease Finance Corp., Unsub. Notes,
A1	120	3.50%, 4/01/09	116,917
A1	400	6.375%, 3/25/13	365,107
		Residential Capital LLC, Sec’d Notes, 144A,
Caa3	160	9.625%, 5/15/15(g)	77,600
		SLM Corp., Sr. Unsec. Notes, MTN,
Baa2	860	8.45%, 6/15/18	825,029

			2,845,287

Paper
		Plum Creek Timberlands LP, Gtd. Notes,
Baa3	120	5.875%, 11/15/15	109,393

Pipelines & Other 0.3%
		Atmos Energy Corp., Notes,
Baa3	330	4.00%, 10/15/09	326,450
		CenterPoint Energy Resources Corp., Sr. Unsec. Notes,
Baa3	90	6.25%, 2/01/37	79,859
		Duke Energy Field Services LLC, Notes,
Baa2	365	7.875%, 8/16/10	383,054
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	144,481
		Enterprise Products Operating LP, Gtd. Notes, Ser. B,
Baa3	35	6.875%, 3/01/33	34,364
		Enterprise Products Operating LP, Sr. Notes,
Baa3	190	4.95%, 6/01/10	189,959
		ONEOK Partners LP, Notes,
Baa2	85	6.65%, 10/01/36	81,016
		Sempra Energy, Sr. Unsec. Notes,
Baa1	15	6.00%, 2/01/13	15,399
		Spectra Energy Capital LLC, Gtd. Notes,
Baa1	500	6.20%, 4/15/18	486,472
		Spectra Energy Capital LLC, Sr. Unsub. Notes,
Baa1	45	6.25%, 2/15/13	45,796

			1,786,850

Railroads 0.2%
		Burlington Northern Santa Fe Corp., Debs.,
Baa1	135	6.70%, 8/01/28	135,583
		CSX Corp., Sr. Notes,
Baa3	75	6.25%, 3/15/18	72,198
		CSX Corp., Sr. Unsub. Notes,
Baa3	170	6.15%, 5/01/37	142,522
		Norfolk Southern Corp., Sr. Notes,
Baa1	4	7.80%, 5/15/27	4,490
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	105	5.59%, 5/17/25	94,916
		Union Pacific Corp., Notes,
Baa2	275	3.625%, 6/01/10	269,958
Baa2	152	6.65%, 1/15/11	158,649

			878,316

Real Estate Investment Trusts 0.3%
		Brandywine Operating Partnership, Notes,
Baa3	265	5.75%, 4/01/12	249,229
		Mack-Cali Realty LP, Notes,
Baa2	250	7.25%, 3/15/09	252,773
		Post Apartment Homes LP, Notes,
Baa3	135	6.30%, 6/01/13	129,115
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/01/12	84,268
		Simon Property Group LP, Sr. Notes,
A3	500	6.125%, 5/30/18	486,398
		Simon Property Group LP, Unsec. Notes,
A3	280	5.75%, 5/01/12	279,993

			1,481,776

Retail 0.3%
		CVS Caremark Corp., Sr. Unsec. Notes,
Baa2	260	5.75%, 8/15/11	266,398
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa3	175	5.35%, 3/15/12	162,612
Baa3	20	5.90%, 12/01/16	17,374
		Home Depot, Inc., Sr. Unsec. Notes,
Baa1	80	5.875%, 12/16/36	65,354
		May Department Stores Co. (The), Notes,
Baa3	30	6.65%, 7/15/24	24,292
		Nordstrom, Inc., Sr. Notes,
Baa1	1,000	6.25%, 1/15/18	973,414
		Target Corp., Sr. Unsec. Notes,
A2	300	7.00%, 1/15/38	307,588
		Wal-Mart Stores, Inc., Bonds,
Aa2	60	5.25%, 9/01/35	52,129

			1,869,161

Technology 0.3%
		Computer Sciences Corp., Sr. Unsec. Notes, 144A,
Baa1	300	6.50%, 3/15/18	301,453
		Dell, Inc., Sr. Unsec’d. Notes, 144A,
A2	300	4.70%, 4/15/13	291,967
		Electronic Data System Corp., Notes,
Baa3	25	7.45%, 10/15/29	27,468
		Fiserv, Inc., Gtd. Notes,
Baa2	220	6.125%, 11/20/12	221,112
		Intuit, Inc., Sr. Unsec. Notes,
Baa2	125	5.40%, 3/15/12	123,852
		Jabil Circuit, Inc., Sr. Notes,
Ba1	390	5.875%, 7/15/10	380,738
		Motorola, Inc., Notes,
Baa2	20	8.00%, 11/01/11	20,424
		Oracle Corp., Sr. Unsec. Notes,
A2	210	5.75%, 4/15/18	209,820

			1,576,834

Telecommunications 1.0%
		America Movil SA de CV (Mexico), Unsec. Notes,
A3	115	6.375%, 3/01/35	109,238
		AT&T Corp., Notes,
NR	200(i)	6.00%, 3/15/09	203
		AT&T Corp., Sr. Notes,
A2	225	8.00%, 11/15/31	258,301
		AT&T Corp., Sr. Unsec. Notes,
A2	115	7.30%, 11/15/11	122,485
		AT&T, Inc., Notes,
A2	220	4.125%, 9/15/09	220,257
		AT&T, Inc., Sr. Unsec. Notes,
A2	120	5.60%, 5/15/18	117,082
		British Telecommunications PLC (United Kingdom), Bonds,
Baa1	350	9.125%, 12/15/30	420,730
		Cingular Wireless LLC, Sr. Notes,
A2	100	7.125%, 12/15/31	101,621
		Cingular Wireless Services, Inc., Notes,
A2	120	8.125%, 5/01/12	131,436
		Deutsche Telekom International Finance BV(Netherlands), Gtd. Notes,
Baa1	60	8.75%, 6/15/30	68,843
		Embarq Corp., Notes,
Baa3	80	7.082%, 6/01/16	75,980
Baa3	400	7.995%, 6/01/36	378,393
		France Telecom SA (France), Notes,
A3	75	8.50%, 3/01/31	90,783
		Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes,
Baa2	105	8.00%, 10/01/10	111,094
		New Cingular Wireless Services, Inc., Sr. Notes,
A2	380	8.75%, 3/01/31(b)	450,899
		PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A,
Baa2	555	8.00%, 11/15/11	592,217
		Qwest Capital Funding, Inc., Gtd. Notes,
B1	400	7.00%, 8/03/09	399,000
		Qwest Corp., Notes,
Ba1	400	8.875%, 3/15/12	408,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.00%, 1/15/10	44,395
Baa2	90	5.25%, 11/15/13	85,018
Baa2	225	6.999%, 6/04/18(g)	226,917
		TELUS Corp. (Canada), Notes,
Baa1	250	8.00%, 6/01/11	268,417

		U.S. Cellular Corp., Sr. Notes,
Baa3	95	6.70%, 12/15/33	85,108
		Verizon Communications, Inc., Sr. Unsec. Notes,
A3	600	6.10%, 4/15/18	595,665
		Vodafone Group PLC (United Kingdom), Sr. Notes,
Baa1	200	7.75%, 2/15/10	208,993

			5,571,075

Tobacco 0.1%
		Philip Morris International, Inc., Sr. Unsec. Notes,
A2	310	4.875%, 5/16/13	304,521
A2	65	6.375%, 5/16/38	63,344
		Reynolds American, Inc., Bonds,
Baa3	220	6.75%, 6/15/17	218,854
Baa3	100	7.25%, 6/15/37	98,414

			685,133

		Total corporate bonds (cost $57,712,451)	55,863,465

ASSET BACKED SECURITIES 1.0%
		Accredited Mortgage Loan Trust, Ser. 2006-2, Class A1,
Aaa	29	2.5225%, 9/25/36(h)	28,267
		American Express Credit Account Master Trust,
		Ser. 2004-4, Class C, 144A,
Baa1	230	2.9413%, 3/15/12(h)	223,277
		Ser. 2004-C, Class C, 144A,
Baa1	12	2.9712%, 2/15/12(h)	11,796
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
BB(d)	21	3.8325%, 10/25/32(h)	12,660
		Ser. 2002-BC9, Class M1,
Aa2	475	4.1325%, 12/25/32(h)	396,183
		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1,
A1	137	4.1325%, 3/25/33(h)	108,726
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	2.9825%, 1/25/35(h)	289,172
		Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1,
Baa2	300	2.8819%, 2/20/15(h)	258,358
		Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3,
Aaa	234	5.12%, 7/25/35	230,033
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	228,568
		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2,
Aa2	300	3.0025%, 6/25/36(h)	224,374
		HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2,
Aa1	97	2.9719%, 1/20/35(h)	77,314
		Long Beach Mortgage Loan Trust, Ser. 2006-6, Class 2A1,
Aaa	93	2.5225%, 7/25/36(h)	92,920
		MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,497,249
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	139	3.5825%, 3/25/34(h)	116,446

		Morgan Stanley Dean Witter Capital I,
		Ser. 2002-HE1, Class M1,
Aa2	285	3.3825%, 7/25/32(h)	229,542
		Ser. 2002-NC4, Class M1,
Aaa	204	3.7575%, 9/25/32(h)	176,573
		Nomura Home Equity Loan, Inc., Ser. 2006-HE2, Class A1,
Aaa	10	2.5425%, 3/25/36(h)	9,883
		Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1,
Aa2	47	4.71%, 3/25/34(h)	38,179
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2	240	2.9225%, 10/25/35(h)	201,429
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2004-OP1, Class M1,
Aa2	265	2.9925%, 2/25/34(h)	219,156
		Ser. 2006-FR3, Class A3,
Aa2	300	2.7325%, 5/25/36(h)	201,483

		Total asset backed securities (cost $6,603,580)	5,871,588

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
		Banc of America Mortgage Securities, Inc.,
		Ser. 2005-A, Class 2A1,
Aaa	191	4.45%, 2/25/35(h)	181,023
		Ser. 2005-B, Class 2A1,
Aaa	182	4.38%, 3/25/35(h)	177,221
		Bank of America Alternative Loan Trust,
		Ser. 2006-5, Class 3A1,
Aaa	277	6.00%, 6/25/46	269,019
		Ser. 2005-12, Class 3CB1,
Aaa	731	6.00%, 1/25/36	694,074
		Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5,
Aaa	872	4.3669%, 2/25/37(h)	860,573
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	265	5.25%, 9/25/19	242,055
		JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1,
Aaa	542	4.069%, 7/25/35(h)	529,567
		Master Alternative Loan Trust,
		Ser. 2004-4, Class 4A1,
Aaa	342	5.00%, 4/25/19	303,573
		Ser. 2003-8, Class 4A1,
AAA(d)	21	7.00%, 12/25/33	20,291
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3,
Aaa	215	4.17%, 2/25/34(h)	202,187
		Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A,
AAA(d)	123	5.00%, 3/25/20	118,551

		Total collateralized mortgage obligations (cost $3,757,963)	3,598,134

COMMERCIAL MORTGAGE BACKED SECURITIES 4.2%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41(h)	390,713
		Ser. 2004-1, Class XP, PAC IO
AAA(d)	1,905	.64%, 11/10/39(h)	27,219

		Ser. 2004-2, Class A3,
Aaa	200	4.05%, 11/10/38	196,067
		Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	541,907
		Ser. 2005-6, Class A4,
Aaa	1,400	5.352%, 9/10/47(h)	1,345,637
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
Baa1	430	6.47%, 11/15/33(h)	392,161
		Ser. 2004-T16, Class X2, PAC IO
AAA(d)	3,595	.724%, 2/13/46(h)	87,144
		Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42(h)	334,899
		Ser. 2005-T20, Class AAB,
Aaa	500	5.1383%, 10/12/42(h)	487,178
		Ser. 2006-BBA7, Class A1, 144A,
Aaa	143	2.5813%, 3/15/19	136,215
		C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(d)	500	5.82%, 5/15/46	477,481
		Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB,
Aaa	740	5.413%, 10/15/49	710,985
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, IO
AAA(d)	1,827	1.06%, 9/15/30(h)	65,543
		Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A, PAC IO
AAA(d)	2,136	.873%, 3/10/39(h)	37,235
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, CONDUIT
Aaa	300	4.283%, 10/15/39	289,934
		Credit Suisse Mortgage Capital Certs.,
		Ser. 2006-C1, Class A4,
AAA(d)	800	5.5522%, 2/15/39(h)	770,470
		Ser. 2006-C5, Class A3,
Aaa	435	5.311%, 12/15/39	408,519
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	579	7.62%, 6/10/33	601,289
		GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A, PAC IO
Aaa	3,996	.554%, 3/10/40	52,244
		GMAC Commercial Mortgage Securities, Inc.,
		Ser. 2005-C1, Class A2,
AAA(d)	491	4.471%, 5/10/43	487,767
		Ser. 2005-C1, Class A5,
AAA(d)	645	4.697%, 5/10/43	604,469
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/05/35	1,215,058
		Ser. 2005-GG5, Class A5,
Aaa	2,060	5.224%, 4/10/37	1,978,251
		GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB,
AAA(d)	1,300	5.587%, 4/10/38	1,264,140
		J.P. Morgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A4,
Aaa	500	4.895%, 9/12/37	471,823
		Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	958,229
		Ser. 2005-LDP5, Class A4,
Aaa	700	5.3445%, 12/15/44	674,237
		Ser. 2006-CB16. Class ASB,
Aaa	700	5.523%, 5/12/45	677,561

		Ser. 2006-LDP6, Class X2, PAC IO
Aaa	27,052	.07%, 4/15/43	115,593
		Ser. 2006-LDP8, Class ASB,
Aaa	500	5.37%, 5/15/45	480,122
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,472	7.727%, 5/17/32	1,521,540
		LB-UBS Commercial Mortgage Trust,
		Ser. 2003-C5, Class A2,
AAA(d)	261	3.478%, 7/15/27	260,078
		Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29	776,315
		Ser. 2005-C3, Class A3,
Aaa	500	4.647%, 7/15/30	487,455
		Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	403,056
		Lehman Brothers Floating Rate Commercial Mortgage Trust,
		Ser. 2006-LLFA, Class A1, 144A,
Aaa	24	2.5513%, 9/15/21(h)	22,468
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	386,020
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	430	5.9094%, 6/12/46(h)	423,633
		Ser. 2007-7, Class ASB,
Aaa	1,500	5.745%, 6/12/50(h)	1,442,138
		Morgan Stanley Capital I,
		Ser. 2004-HQ3, Class A2,
Aaa	231	4.05%, 1/13/41	228,582
		Ser. 2007-HQ11, Class AAB,
Aaa	1,000	5.444%, 2/12/44	947,959
		Ser. 2007-T27, Class AAB,
AAA(d)	260	5.803%, 6/11/42(h)	251,235
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(d)	1,100	4.867%, 2/15/35	1,063,840

		Total commercial mortgage backed securities (cost $25,476,321)	24,494,409

MORTGAGE BACKED SECURITIES 12.6%
		Federal Home Loan Mortgage Corp.,
	2,443	4.500%, 1/1/19 - 7/1/20	2,381,780
	2,571	5.000%, 7/1/18 - 5/1/34	2,540,149
	525	5.214%, 12/1/35(h)	530,419
	1,742	5.500%, 12/1/33 - 5/1/34	1,723,376
	6,500	5.500%, TBA 30 YR(c)	6,402,500
	655	6.000%, 1/1/34	663,691
	535	7.000%, 6/1/14 - 11/1/33	564,760
		Federal National Mortgage Association,
	305	4.000%, 5/1/19	289,315
	530	4.352%, 11/1/35(h)	530,053
	4,026	4.500%, 11/1/18 - 3/1/34	3,890,785
	2,371	5.000%, 10/1/18 - 2/1/36	2,300,310
	500	5.000%, TBA 15 YR(c)	493,281

9,500	5.000%, TBA 30 YR(c)	9,105,160
8,385	5.500%, 12/1/16 - 6/1/37	8,331,839
7,000	5.500%, TBA 30 YR	6,899,374
2,262	5.970%, 7/1/37(h)	2,303,373
4,449	6.000%, 9/1/13 - 2/1/35	4,524,112
5,500	6.000%, TBA 30 YR	5,532,659
5,450	6.500%, 5/1/13 - 10/1/37	5,624,813
97	7.000%, 6/1/32	103,016
8	7.500%, 9/1/30	8,735
19	8.000%, 12/1/23	20,894
15	8.500%, 2/1/28	16,303
	Government National Mortgage Association,
3,608	5.500%, 7/15/33 - 2/15/36	3,600,263
3,000	6.000%, TBA 30 YR(c)	3,035,625
742	6.500%, 12/15/23 - 8/15/32	770,858
152	7.000%, 6/15/24 - 5/15/31	162,485
22	7.500%, 4/15/29 - 5/15/31	23,686
153	8.000%, 8/15/22 - 6/15/25	167,685

	Total mortgage backed securities (cost $72,575,376)	72,541,299

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.8%
	Federal Home Loan Bank,
800	3.500%, 7/16/10	803,701
1,215	4.375%, 10/3/08	1,219,858
775	4.500%, 5/13/11	794,405
435	5.625%, 6/11/21	453,210
	Federal Home Loan Mortgage Corp.,
545	3.875%, 6/29/11	549,231
560	4.750%, 1/18/11 - 1/19/16	568,012
125	4.875%, 6/13/18	126,248
879	5.000%, 9/16/08	883,358
	Federal National Mortgage Association,
1,680	3.000%, 7/12/10	1,672,408
250	3.375%, 5/19/11	248,767
1,916	3.875%, 7/12/13(g)	1,890,217
605	5.000%, 2/16/12	627,511
95	5.375%, 6/12/17	99,309
265	6.125%, 3/15/12	284,868
	Tennessee Valley Authority, Notes,
280	4.500%, 4/1/18	273,547

	Total U.S. government agency obligations (cost $10,426,596)	10,494,650
U.S. GOVERNMENT TREASURY SECURITIES 0.9%
	United States Treasury Bonds,
720	5.000%, 5/15/37(g)	773,774
140	6.000%, 2/15/26	163,964
335	6.250%, 8/15/23	398,572
250	8.125%, 5/15/21	340,547
35	8.750%, 5/15/20	49,197
	United States Treasury Inflation Index,
164	2.375%, 1/15/17	172,402

	1,170	2.375%, 1/15/25	1,266,830
		United States Treasury Notes,
	570	3.375%, 6/30/13	571,024
	70	3.875%, 5/15/18(g)	69,415
	15	4.000%, 9/30/09	15,304
	5	4.500%, 9/30/11	5,226
		United States Treasury Strips,
	1,195	4.997%, 5/15/20(g)	694,008
	545	5.067%, 2/15/19(g)	340,414
	275	4.16%, 2/15/20(g)	161,915

		Total U.S. government treasury securities (cost $4,864,284)	5,022,592

STRUCTURED NOTES 0.1%
		CDX North America High Yield, Pass-thru Certs, 10T1, 144A,
B3	500	8.875%, 6/29/13
		(cost $486,631)	461,875

		TOTAL LONG-TERM INVESTMENTS (cost $545,080,857)	555,858,649

SHORT-TERM INVESTMENTS 18.4%
U.S. GOVERNMENT SECURITY 0.1%
		United States Treasury Bill,
	500	1.92%, 9/18/08(j)
		(cost $497,893)	498,033

Shares
AFFILIATED MUTUAL FUNDS 18.3%
	3,379,209	Dryden Core Investment Fund - Short Term Bond Series (cost $33,606,474)(f)	30,142,541
	75,724,749	Dryden Core Investment Fund - Taxable Money Market Series (cost $75,724,749; includes $56,604,171 of cash collateral for securities on loan)(e)(f)	75,724,749

		Total affiliated mutual funds (cost $109,331,223)	105,867,290

		TOTAL SHORT-TERM INVESTMENTS (cost $109,829,116)	106,365,323

		TOTAL INVESTMENTS(k) 114.6% (cost $654,909,973)(l)	662,223,972
		Liabilities in excess of other assets(m) (14.6%)	(84,637,966)

		NET ASSETS 100.0%	$577,586,006

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

GO—General Obligation

IO—Interest Only

MTN—Medium Term Notes

NA—National Association

PAC—Planned Amortization Coupon

PIK—Payment-in-kind

ULC—Unlimited Liability Corporation

*	The ratings reflected are as of June 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $25,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Dryden Short-Term Bond Series.
(g)	All or a portion of security is on loan. The aggregate market value of such securities is $54,189,226; cash collateral of $56,604,171 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(h)	Variable rate instrument.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of June 30, 2008, 173 securities representing $13,479,967 and 2.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$657,744,049	$48,838,715	$(44,358,792)	$4,479,923

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
	Long Positions:
41	2-Yr. U.S. T-Notes	Sep-08	$8,609,171	$8,659,328	$50,157
9	S&P 500 Index	Sep-08	3,049,050	2,882,475	(166,575)
56	U.S. Long Bond	Sep-08	6,299,769	6,473,250	173,481
3	5-Yr. U.S. T-Notes	Sep-08	326,774	331,664	4,890
55	5-Yr. U.S. T-Notes	Sep-08	6,003,594	6,080,508	76,914

					138,867

	Short Position:
1	10-Yr. U.S. T-Notes	Sep-08	114,077	113,922	155

					$139,022

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Morgan Stanley Capital Services, Inc.(1)	7/1/2010	$750	3.550%	3 month LIBOR	$489
Morgan Stanley Capital Services, Inc.(1)	6/13/2010	1,350	3.773%	3 month LIBOR	7,214
Morgan Stanley Capital Services, Inc.(1)	6/11/2013	570	4.367%	3 month LIBOR	3,705
Goldman Sachs International, Inc.(1)	6/16/2013	885	4.467%	3 month LIBOR	9,357
Goldman Sachs International, Inc.(2)	5/15/2015	1,090	4.547%	3 month LIBOR	(2,571)
Morgan Stanley Capital Services, Inc.(1)	7/1/2018	260	4.691%	3 month LIBOR	737
Morgan Stanley Capital Services, Inc.(2)	2/15/2025	325	5.083%	3 month LIBOR	(6,920)
Merrill Lynch Capital Services, Inc.(1)	2/15/2025	325	5.082%	3 month LIBOR	6,901

					$18,912

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(2)	6/20/2012	$1,000	0.30%	PPG Industries, Inc.	$17,835
				7.05%, due 11/04/13
Citibank, NA(2)	9/20/2012	700	0.32%	Altria Group, Inc.	6,275
				7.00%, due 11/04/13
Barclays Bank PLC(2)	9/20/2012	700	0.60%	Fortune Brands, Inc.	15,505
				5.375%, due 01/15/16
JPMorgan Chase Bank(2)	9/20/2012	260	1.52%	Residential Capital LLC	141,644
				6.50%, due 04/17/13
Goldman Sachs International, Inc.(2)	9/20/2013	300	1.02%	Anheusher-Busch Cos., Inc.	(34)
				5.625%, due 10/01/10
JPMorgan Chase Bank(2)	6/20/2014	240	0.65%	Bunge Ltd. Finance Corp.	14,938
				5.35, due 04/15/14
Merrill Lynch Capital Services, Inc.(2)	9/20/2016	150	1.73%	Tyson Foods, Inc.	10,552
				6.85%, due 04/01/16
Credit Suisse International(2)	9/20/2017	750	0.99%	Gannett Co., Inc.	74,897
				6.375%, due 04/01/12
Morgan Stanley Capital Services, Inc.(2)	3/20/2018	300	0.70%	Avon Products, Inc.	(3,615)
				7.15%, due 11/15/09
Deutsche Bank AG(2)	3/20/2018	1,000	0.99%	Nordstrom, Inc.	15,142
				6.95%, due 03/15/28
Barclays Bank, PLC(2)	3/20/2018	300	1.22%	Computer Science Corp.	(9,374)
				5.00%, due 02/15/13
Credit Suisse International(2)	6/20/2018	600	0.97%	Verizon Communications, Inc.	(4,149)
				4.90%, due 09/15/15
Morgan Stanley Capital Services, Inc.(2)	6/20/2018	500	0.97%	Simon Property Group L.P.	10,810
				5.25%, due 12/01/18
Merrill Lynch Capital Services, Inc.(2)	6/20/2018	500	1.45%	Starwood Hotel & Resorts Worldwide, Inc.	37,935
				6.75%, due 05/15/18
Merrill Lynch Capital Services, Inc.(2)	6/20/2018	500	1.13%	Spectra Energy Capital LLC	(4,558)
				6.25%, due 02/15/13
Deutsche Bank AG(2)	6/20/2013	400	2.00%	International Lease Finance Corp.	17,976
				4.15%, due 01/20/15
Morgan Stanley Capital Services, Inc.(2)	6/20/2018	300	1.00%	Newell Rubbermaid, Inc.	(1,683)
				6.35%, due 07/15/28
Merrill Lynch Capital Services, Inc.(2)	6/20/2018	300	3.05%	SLM Corp.	9,111
				5.125%, due 08/27/12

					$349,207

(1)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(2)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2008, The Jennison Equity Opportunity Fund and Dryden Active Allocation Fund held foreign securities whose value required adjustment in accordance with such procedures.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series and the Short-Term Bond Series (“the Series”), separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.